Fair Value Measurements - Schedule of Carrying Values and Fair Values of Company's Outstanding Debt, Film Related Obligations, and Interest Rate Swaps (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2021
LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Coupon rate	5.50%
Production Tax Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		$ 260.0	$ 231.8
Carrying Value		258.7	229.4
Backlog Facility and Other
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		287.3	226.0
Carrying Value		285.4	223.7
Term Loan A
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		397.3	415.4
Carrying Value		396.6	424.2
Term Loan B
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		818.1	817.1
Carrying Value		816.9	827.2
Production Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		1,292.2	1,349.9
Carrying Value		1,286.2	1,346.1
IP Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		109.9	143.8
Carrying Value		$ 107.6	140.8
Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Coupon rate	0.00%
Senior Notes | 5.500% Senior Notes
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Coupon rate		5.50%
Senior Notes | 5.500% Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Coupon rate		5.50%		5.50%
Carrying Value | Production Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	$ 1,342.3	$ 1,286.2	1,346.1
Carrying Value | Production Tax Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	257.7	258.7
Carrying Value | Programming Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Senior Notes and Programming Notes, fair value disclosure	75.8	0.0	83.6
Carrying Value | Backlog Facility and Other
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	178.6	285.4
Carrying Value | Production Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	1,342.3	1,286.2
Carrying Value | Intercompany Revolver | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	134.4	0.0
Carrying Value | LGTV Revolver | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	386.8	569.9
Carrying Value | LGTV Term Loan A | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	313.1	396.6
Carrying Value | LGTV Term Loan B | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	0.0	816.9
Carrying Value | eOne IP Credit Facility | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	325.8	0.0
Carrying Value | LG IP Credit Facility | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	836.0	0.0
Carrying Value | Film Library Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	85.7	107.6
Carrying Value | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	386.8	569.9
Carrying Value | Term Loans | Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	313.1	396.6	424.2
Carrying Value | Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	0.0	816.9	827.2
Carrying Value | Senior Notes | 5.500% Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Senior Notes and Programming Notes, fair value disclosure	699.1	696.6	776.0
Carrying Value | Line of Credit | Production Tax Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	257.7	258.7	229.4
Carrying Value | Secured Debt | Backlog Facility and Other | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	178.6	285.4	223.7
Carrying Value | Secured Debt | IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		107.6	140.8
Carrying Value | Secured Debt | eOne IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	325.8	0.0
Carrying Value | Secured Debt | LG IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	836.0	0.0
Carrying Value | Secured Debt | Film Library Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	85.7	107.6
Fair Value | Production Tax Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	257.8	260.0
Fair Value | Backlog Facility and Other
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	179.0	287.3
Fair Value | Production Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	1,346.0	1,292.2
Fair Value | Film Library Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	87.5	109.9
Fair Value | Fair Value (Level 2) | Production Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	1,346.0	1,292.2	1,349.9
Fair Value | Fair Value (Level 2) | Programming Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Senior Notes and Programming Notes, fair value disclosure	75.8	0.0	83.6
Fair Value | Fair Value (Level 2) | Intercompany Revolver | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	134.4	0.0
Fair Value | Fair Value (Level 2) | LGTV Revolver | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	390.0	575.0
Fair Value | Fair Value (Level 2) | LGTV Term Loan A | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	313.6	397.3
Fair Value | Fair Value (Level 2) | LGTV Term Loan B | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	0.0	818.1
Fair Value | Fair Value (Level 2) | eOne IP Credit Facility | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	331.5	0.0
Fair Value | Fair Value (Level 2) | LG IP Credit Facility | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	850.0	0.0
Fair Value | Fair Value (Level 2) | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	390.0	575.0
Fair Value | Fair Value (Level 2) | Term Loans | Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	313.6	397.3	415.4
Fair Value | Fair Value (Level 2) | Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	0.0	818.1	817.1
Fair Value | Fair Value (Level 2) | Senior Notes | 5.500% Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Senior Notes and Programming Notes, fair value disclosure	604.9	536.2	510.0
Fair Value | Fair Value (Level 2) | Line of Credit | Production Tax Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	257.8	260.0	231.8
Fair Value | Fair Value (Level 2) | Secured Debt | Backlog Facility and Other | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	179.0	287.3	226.0
Fair Value | Fair Value (Level 2) | Secured Debt | IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		109.9	$ 143.8
Fair Value | Fair Value (Level 2) | Secured Debt | eOne IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	331.5	0.0
Fair Value | Fair Value (Level 2) | Secured Debt | LG IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	850.0	0.0
Fair Value | Fair Value (Level 2) | Secured Debt | Film Library Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	$ 87.5	$ 109.9